INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair market value of available for sale marketable securities	$ 135,612	$ 382,144	$ 0
Accumulated Unrealized Losses	416,915	170,383
Investments in marketable equity securities	552,527	552,527	42,720
Number of shares of common stock equal to FTRS	$ 500,000	500,000
Accumulated Unrealized Losses		$ 170,383	$ 42,720
FTRS common stock, Market Price Per Share	$ 0.0579	$ 0.0579
FTRS common stock, shares	9,518,605	9,518,605
FTRS common stock, amount	$ 551,127	$ 551,127
Initial shares		2,000
Initial shares received		$ 17,000
Accounts receivable		$ 150,000
Marketable equity securities
Initial shares		2,000
Initial shares received		$ 17,000
Accounts receivable		$ 150,000